Shareholder Report, Average Annual Return (Details)	12 Months Ended	45 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000016818
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000016820
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000016821
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000223771
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016818
Average Annual Return [Line Items]
Average Annual Return, Percent	7.25%		0.72%	2.04%
Without Sales Load [Member] | C000016820
Average Annual Return [Line Items]
Average Annual Return, Percent	6.42%		(0.02%)	1.28%
Without Sales Load [Member] | C000016821
Average Annual Return [Line Items]
Average Annual Return, Percent	7.54%		0.97%	2.30%
Without Sales Load [Member] | C000223771
Average Annual Return [Line Items]
Average Annual Return, Percent	7.54%	0.43%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%		1.02%	2.43%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%		1.02%	2.43%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%		1.02%	2.43%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%	0.19%
DWS Index: Bloomberg New York Exempt Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Exempt Municipal Bond Index
DWS Index: Bloomberg New York Exempt Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Exempt Municipal Bond Index
DWS Index: Bloomberg New York Exempt Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Exempt Municipal Bond Index
DWS Index: Bloomberg New York Exempt Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Exempt Municipal Bond Index